Stock-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) right $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 shares
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Unrecognized stock-based compensation expense	$ 130,748
Unrecognized stock-based compensation expense, weighted-average period recognition (in years)	1 year 23 days
Stock-based compensation expense	$ 82,588	$ 90,292	$ 72,109
Income tax benefit related to stock-based compensation expense	$ 20,461	$ 34,343	$ 27,442
Expiration period	10 years
Award vesting period	3 years
Weighted-average per share fair value of option rights granted during the year (in dollars per share) | $ / shares	$ 90.86	$ 77.14	$ 49.36
Fair value of options vested	$ 38,580	$ 31,292	$ 32,476
Outstanding option rights (in shares) | shares	4,485,249	4,646,313	5,163,709	5,219,506
Weighted average remaining term for options outstanding	6 years 1 month 4 days	6 years 3 months 10 days	6 years 3 months 1 day
Weighted average remaining term for options exercisable	5 years 2 days	5 years 1 month 8 days	5 years 2 months 12 days
Shares reserved for future grants of option rights restricted stock (in shares) | shares	5,135,822	6,041,092	2,557,106
Employees
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Intrinsic value of exercised option rights	$ 190,227	$ 255,482	$ 129,230
Restricted Stock
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Weighted-average fair value of restricted stock granted during the year (in dollars per share) | $ / shares	$ 404.08	$ 313.88	$ 257.99
Performance Shares
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Service period required for vesting of grants	3 years
Time Shares
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Award vesting period	3 years
Stock Option
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Unrecognized stock-based compensation expense	$ 61,050
Unrecognized stock-based compensation expense, weighted-average period recognition (in years)	1 year 1 month 6 days
Estimated forfeiture rate	2.00%
Stock Option | Tranche 1
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Award vesting percentage	33.30%
Stock Option | Tranche 2
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Award vesting percentage	33.30%
Stock Option | Tranche 3
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Award vesting percentage	33.30%
Restricted Stock | Employees
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Unrecognized stock-based compensation expense	$ 68,103
Unrecognized stock-based compensation expense, weighted-average period recognition (in years)	10 months 27 days
Restricted Stock | Non-Employee Directors
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Unrecognized stock-based compensation expense	$ 1,595
Unrecognized stock-based compensation expense, weighted-average period recognition (in years)	10 months 18 days
Nonemployee Director Plan
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of appreciation rights, performance shares or performance units granted | right	0
Award vesting period	3 years
Outstanding option rights (in shares) | shares	0	0	0
ASU 2016-09
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Reduction of income tax provision	$ 43,371	$ 86,540	$ 44,233
2006 Employee Plan
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares authorized (in shares) | shares	23,700,000
Number of appreciation rights, performance shares or performance units granted | right	0
2006 Employee Plan | Restricted Stock
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Service period required for vesting of grants	3 years
2006 Employee Plan | Restricted Stock | Tranche 1
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Award vesting percentage	33.30%
2006 Employee Plan | Restricted Stock | Tranche 2
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Award vesting percentage	33.30%
2006 Employee Plan | Restricted Stock | Tranche 3
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Award vesting percentage	33.30%
Nonemployee Director Plan
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Number of shares authorized (in shares) | shares	200,000